Segment Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING	Segment Reporting
We have two operating segments and reportable segments: Owned and Operated Advertising and Partner Network. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the Chief Operating Decision Maker (“CODM”), in deciding how to allocate resources and assess performance. Our Chief Executive Officer, who is considered to be our CODM, reviews financial information presented on an operating segment basis for purposes of making operating decisions and assessing financial performance.
The CODM measures and evaluates reportable segments based on segment operating revenue as well as adjusted gross profit. The tables below include the following operating expenses that are not allocated to the reporting segments presented to our CODM: depreciation and amortization of property, equipment and leasehold improvements, amortization of intangible assets and, at times, certain other transactions or adjustments. The CODM does not consider these expenses for the purposes of making decisions to allocate resources among segments or to assess segment performance, however these costs are included in reported consolidated net loss from continuing operations before income tax and are included in the reconciliation that follows.
The following table summarizes revenue by reportable segments (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Owned and Operated Advertising	$328,934	$556,303	$49,249
Partner Network	73,037	55,926	3,463
Total revenue	$401,971	$612,229	$52,712
The following table summarizes adjusted gross profit by reportable segments (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Owned and Operated Advertising	$107,696	$138,560	$8,768
Partner Network	53,420	42,291	3,012
Adjusted gross profit	161,116	180,851	11,780
Other cost of revenue	7,890	7,461	575
Salaries and benefits	106,505	138,045	31,181
Selling, general, and administrative	54,307	50,831	15,665
Depreciation and amortization	78,403	69,469	1,000
Impairment of goodwill	—	372,728	—
Interest expense, net	48,745	31,609	1,049
Loss on extinguishment of related-party debt	2,004	—	—
Change in fair value of Warrant liabilities	(5,109)	3,751	—
Loss before income tax	$(131,629)	$(493,043)	$(37,690)
The following table summarizes revenue by geographic region (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
United States	$385,847	$593,527	$51,701
Other countries	16,124	18,702	1,011
Total revenue	$401,971	$612,229	$52,712
The following table summarizes property and equipment, net and operating leases by applicable reportable segment: (in thousands):

	Successor
	December 31, 2023	December 31, 2022
Owned and Operated Advertising	$7,816	$9,646
The following table summarizes property and equipment, net and operating leases by geographic region (in thousands):

	Successor
	December 31, 2023	December 31, 2022
United States	$3,927	$5,473
Canada	3,432	3,730
Other countries	457	443
Total	$7,816	$9,646